Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent [Member] - USD ($)		Sep. 30, 2023	Sep. 30, 2022
ASSETS
Cash		$ 9,248	$ 28,917
Short-term investments		13,219,005	13,148,594
Total current assets		13,228,253	13,177,511
Non-current assets
Investment in subsidiaries		26,304,448	33,264,812
Total assets		39,532,701	46,442,323
LIABILITIES
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	67,969	67,969
Additional paid-in capital		29,279,159	29,279,159
Retained earnings		12,598,839	18,761,900
Accumulated other comprehensive income		(2,413,266)	(1,666,705)
Total shareholders’ equity		39,532,701	46,442,323
Total liabilities and shareholders’ equity		$ 39,532,701	$ 46,442,323

[1]	Retrospectively restated for effect of 6-for-1 shares consolidation.